18. INVESTMENTS (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	R$ 536	R$ 891
Total, current assets	10,138	27,796
Contract assets	2,005	1,729
Concession intangible assets	11,624	10,777	R$ 11,156	R$ 10,820
TOTAL NON-CURRENT	39,788	32,059
Liabilities
TOTAL CURRENT	7,913	23,394
Provisions	1,888	641
TOTAL NON-CURRENT	26,122	R$ 20,522
At Fair Value [Member]
Assets
Cash and cash equivalents	27
Other current assets	2
Total, current assets	29
TOTAL NON-CURRENT	108
Contract assets and Right to exploitation of the regulated activity	108
Liabilities
Loans and financings	3
Interest on equity and dividends payable	2
Other current liabilities	1
TOTAL CURRENT	6
Loans and financings	8
Provisions	3
TOTAL NON-CURRENT	11
Fair value of net identifiable assets	R$ 120